Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue in Excess of Billings				$ 248,874
Dilutive effect of share-based payment award			2,487,952	1,321,049
Antidilutive Share-Based Payment Awards			1,129,979	1,525,208
Ownership Percentage by Parent in Affiliate	90.00%		90.00%	90.00%
Bad Debt Expense (Recovery)			0	0
Ownership Percentage by Noncontrolling Interests in Consolidated Affiliate	10.00%		10.00%	10.00%
Cost Method Investment Carrying Amount			1,114,300	0
Contribution from Noncontrolling Interests			$ 238,760	$ 0
Ownership Percentage in Cost Investment	1.00%		1.00%
Minimum [Member]
Property and Equipment Useful Lives			3 years
Maximum [Member]
Property and Equipment Useful Lives			7 years
Minimum [Member]
Property and Equipment Useful Lives	3 years
Maximum [Member]
Property and Equipment Useful Lives	7 years